UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2002



                         GENESIS ASSET MANAGERS LIMITED
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


P O Box 475, Harbor Court, Les Amballes, St Peter Port, Guernsey,Channel Islands
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418
                ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Jeremy D. Paulson-Ellis            Director                       020 7201 7200
--------------------------------------------------------------------------------
Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/ Jeremy D. Paulson-Ellis
-------------------------------
London, UK
11/12/02


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------
2.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

                                REPORT SUMMARY:



Number of Other Included Managers: (1)One
                                  --------

Form 13F Information Table Entry Total: 33
                                       ----

Form 13F Information Table Value Total: $579,483,304
                                       --------------

CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13F-HR
                                                                    AS OF 09/30/02



                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                             ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER            TITLE OF   CUSIP     FAIR MARKET SHARES OR a) SOLE     c) NONE        a)SOLE b)SHARED AS c)SHARED
                                    CLASS     NUMBER     VALUE ($)  PRINCIPAL       (b)SHARED                    DEFINED BY    OTHER
                                                         (X 1000)    AMOUNT                                      INSTR. V
        ---------------             ------ ------------  ---------   -------- ---------------------- ------- -----------------------
AFP Provida Spons                    ADR   US00709P1084     12995    604700    Sole                 1      Sole
Amdocs Ltd                           ORD   GU2602103         6367    994800    Sole                 1      Sole
America Movil                        ADR   US02364W1053     46625   4327443    Sole                 1      Sole
Ashanti Goldfields                   GDR   US0437432026     44257   7791797    Sole                 1      Sole
Banco Latino America de Export      CL E   PAP169941328      1086    527352    Sole                 1      Sole
Central Puerto ADR                   ADR   US1550381024        15     25500    Sole                 1      Sole
Check Point Software Tech Ltd        COM   IL0010824113     28885   2102259    Sole                 1      Sole
Coca-Cola Femsa                      ADR   US1912411089     32786   1724691    Sole                 1      Sole
Comp. Anon. Nac. Telefones           ADS   US2044211017     12210   1157335    Sole                 1      Sole
Companhia Brasileira De Dist.        ADR   US20440T2015     26778   2261669    Sole                 1      Sole
Distribucion y Servicios             ADR   US2547531069      7971    916160    Sole                 1      Sole
Embotelladora Andina                ADR A  US29081P2048      5305   1102855    Sole                 1      Sole
Embotelladora Andina                ADR B  US29081P3038     14188   2843300    Sole                 1      Sole
Femsa                                ADS   US3444191064     52978   1567394    Sole                 1      Sole
Grupo Aeroportuario Sureste          ADR   US40051E2028       990     90000    Sole                 1      Sole
Grupo Televisa SA                    ADR   US40049J2069     22546    884500    Sole                 1      Sole
JSC Norilsk Nickel ADR               ADR   US46626D1081     24569   1493529    Sole                 1      Sole
Kookmin Bank Spons ADR               ADR   US50049M1099        67      1883    Sole                 1      Sole
Korea Electric Power Spon            ADR   US5006311063      5363    574849    Sole                 1      Sole
KT Corporation                       ADR   US48268K1016     12660    570800    Sole                 1      Sole
Lihir Gold Ltd                       ADR   US5323491077       305     21000    Sole                 1      Sole
Matav                                ADS   US5597761098     31998   2064414    Sole                 1      Sole
Millicom International               COM   LU0038705702      2231   3375034    Sole                 1      Sole
Minera Buenaventura                  ADS   US2044481040     21826   1019900    Sole                 1      Sole
Mobile Telesystems                   ADR   US6074091090     24058    796615    Sole                 1      Sole
Orbotech Ltd                         COM   IL0008722873     21380   1465381    Sole                 1      Sole
Quilmes Industrial                   ADR   US74838Y2072     12189   1647129    Sole                 1      Sole
Quinenco                             ADS   US7487181031     10826   2679600    Sole                 1      Sole
Santa Isabel                         ADR   US8022331065       622    165000    Sole                 1      Sole
Taiwan Semiconductor Co Ltd          ADR   US8740391003      6747   1062500    Sole                 1      Sole
Telefonos de Mexico                 ADR L  US8794037809     61201   2174113    Sole                 1      Sole
Vimpel Communications                ADR   US68370R1095     22058    931118    Sole                 1      Sole
Wimm-Bill-Dann Foods                 ADR   US97263M1099      5402    315900    Sole                 1      Sole

                                              Total      $579,483


REPORT SUMMARY             33 DATA RECORDS                       1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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